Note 4 - Accumulated Other Comprehensive Loss (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
	Unrealized Losses on Investment Securities Available for Sale (1)
	201 8	201 7
Balance beginning of the year	$(15)	$(38)

Other comprehensive income before reclassifications	13	25
Amount reclassified from accumulated other comprehensive loss	--	--
Total other comprehensive income	13	25

Reclassification of certain income tax effects from accumulated other comprehensive income	--	(2)
Balance end of the year	$(2)	$(15)